Summary of Significant Accounting Policies (Details) - Schedue of the ordinary shares reflected in the balance sheets - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedue of the ordinary shares reflected in the balance sheets [Abstract]
Gross proceeds	$ 75,000,000	$ 75,000,000
Less:
Proceeds allocated to Public Warrants	(1,800,000)	(1,800,000)
Ordinary shares issuance costs	(4,130,714)	(4,130,714)
Plus:
Remeasurement of carrying value to redemption value	8,380,218	6,681,918
Ordinary shares subject to possible redemption, December 31, 2020	75,758,781	75,751,204
Remeasurement of carrying value to redemption value	7,577	7,577
Ordinary shares subject to possible redemption, December 31, 2021	$ 75,751,204	$ 75,758,781